Equity Transactions (Detail Narrative) (USD $)	0 Months Ended	3 Months Ended	0 Months Ended
	Nov. 28, 2013 Investor [Member]	Sep. 30, 2013 Investor [Member]	Feb. 10, 2013 President [Member]
Shares Issued	39,550,000	31,850,000	98,000,000
Proceeds from Issuance of shares	$ 22,600	$ 18,200	$ 2,800
Common Stock, Shares Subscribed but not issued		31,850,000